Retained Earnings - Details of Retained Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Legal reserve [member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	$ 354,986	$ 505,482	$ 232,611
Special Reserve [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings			(19,802)
Cash Dividend [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Appropriation of retained earnings	$ 1,672,652	$ 3,127,133	$ 1,599,928
Cash dividend, cash distribution per share	$ 2.3	$ 4.3	$ 2.2